SHORT-TERM INVESTMENTS - Additional information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHORT-TERM INVESTMENTS
Investment income	$ 0	$ 665	$ 707
Realized gain from short-term investments		$ 665	$ 707